Marketable securities (Narrative) (Details) - CAD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Investments, Debt and Equity Securities [Abstract]
Proceeds on sale of marketable securities	$ 496,526	$ 445,101
Realized gain on sale of marketable securities	$ 10,107	$ 0